28. Accounts Payable Related to Concession (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Accounts Payable Related To Concession Details 2
Accounts payable related to concession, beginning	R$ 565,542	R$ 535,665
Additions	678	575,569
Adjust to present value	1,432	(483)
Monetary variations	53,173	103,384
Payments	(65,871)	(648,593)
Accounts payable related to concession, ending	R$ 554,954	R$ 565,542